CONCENTRATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Revenue From Sale Of Goods		$ 0	$ 0
Customer B [Member]
Statement [Line Items]
Revenue From Sale Of Goods	$ 0	0	0
Customer C [Member]
Statement [Line Items]
Revenue From Sale Of Goods	0	0	0
Customer A [Member]
Statement [Line Items]
Revenue From Sale Of Goods	$ 0	$ 0	$ 0